Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (817,977)	$ (963,386)	$ (2,657,304)	$ (4,528,042)
Adjustments to reconcile net loss to net cash used in operating activities:
Debt discount amortization, incl. issuance of warrants		91,334
Amortization of debt discount, incl. issuance of warrants			312,431	77,031
Amortization of IP	514	911	3,644
Stock-based compensation expense	13,600	22,400	178,382	582,862
Interest paid for conversion of note			53,371
Changes in operating assets and liabilities:
Pre-paid expenses				274,715
Accounts payable and accrued expenses	351,473	(108,176)	125,079	1,206,088
Accounts payable related party	265,500	265,506	178,727	689,947
Other short-term debt
Net cash used in operating activities	(186,890)	(691,411)	(1,805,670)	(1,697,399)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangibles	(4,711)	(22,323)	(32,247)	(36,931)
Net cash used in investing activities	(4,711)	(22,323)	(32,247)	(36,931)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from subsidiary stock transactions				600,000
Proceeds from issuance of convertible notes payable		1,380,960	1,380,960	1,165,000
Proceeds from stock transactions	50,000		680,000
Net cash provided by financing activities	50,000	1,380,960	2,060,960	1,765,000
Net increase (decrease) in cash	(141,600)	667,226	223,043	30,670
Cash, beginning of period	295,401	72,358	72,358	41,688
Cash, end of period	153,801	739,584	295,401	72,358
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	52,425		104,850
Income taxes paid
NON-CASH INVESTING & FINANCING ACTIVITIES:
Issuance of warrants		42,250	190,335
Forfeiture of warrants			(6,763)
Debt discount on convertible note		$ 86,040	128,859	119,850
Common shares issued for the conversion of subsidiary shares, related party				1,400,000
Common shares issued for the conversion of convertible notes and accrued interest			1,520,371	121,042
Forgiveness of related party debt recorded to additional paid-in capital				$ 2,007,187